Credit Facilities - Sustainability-Linked Revolving Credit Facility (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Bank Debt Facilities
Unamortized debt issue	$ 5,008	$ 5,620
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Unamortized debt issue	$ 5,000